Basis of Preparation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of Preparation

2. Basis of Preparation

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies adopted in these consolidated financial statements are based on IFRS effective as at December 31, 2017.

The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated in the significant accounting policies. The consolidated financial statements are presented in Canadian dollars, and all values, including United States dollars, are rounded to the nearest million ($000,000), except when otherwise indicated.

Based on a review of the underlying nature, physical use, and technological lives of certain property and equipment, effective January 1, 2017, depreciation is calculated at annual rates designed to write off the costs of assets over their estimated useful lives on a straight-line basis as follows:

	Estimated lives	Declining balance prior to 2017
Engineering equipment	5 to 10 years	20% to 30%
Office equipment	5 to 10 years	20% to 30%
Other	5 to 50 years	10% to 30%

Management believes that the change in the estimates better represents the use of the property and equipment and the change was applied prospectively. The effect of the related change in estimates is a decrease of consolidated depreciation expense of $2.5 for the year ended December 31, 2017. It is impracticable to determine the amount of the effect in future periods since depreciation expense is impacted by additions and disposals.